Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 405,855	$ 406,286
2025	407,207	405,855
2026	363,943	407,207
2027	90,000	363,943
2028		90,000
Total minimum lease payments	1,469,313	1,673,291
Less: imputed interest	(519,960)	(646,654)
Present value of future minimum lease payments	949,353	1,026,637
Less current	(182,314)	(161,524)	$ (58,259)
Non-current lease liabilities	$ 767,039	$ 865,113	$ 113,307